ANNUAL REPORT

 . PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT OF PACIFIC MUTUAL LIFE
  INSURANCE COMPANY



                                       [LOGO of PACIFIC SELECT VARIABLE ANNUITY]

                         INDEPENDENT AUDITORS' REPORT

The Board of Directors
Pacific Mutual Life Insurance Company


We have audited the accompanying statement of assets and liabilities of the Pacific Select Variable Annuity Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International and Emerging Markets Variable Accounts) as of December 31, 1996 and the related statement of operations for the year then ended and statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Variable Annuity Separate Account at December 31, 1996 and the results of their operations for the year then ended and the changes in their net assets for each of the two years then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 14, 1997

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1996
(In thousands)

                                                                        High
                                                              Money     Yield    Managed   Government          Aggressive   Growth
                                                              Market    Bond       Bond    Securities  Growth    Equity       LT
                                                             Variable  Variable  Variable   Variable  Variable  Variable   Variable
                                                             Account   Account   Account    Account   Account   Account    Account
                                                             --------  --------  --------  --------   -------- ----------  --------
ASSETS

Investments in Pacific Select Fund:
  Money Market Portfolio (13,243 shares; cost $132,914)....  $133,008
  High Yield Bond Portfolio (14,630 shares; cost $141,955).            $145,430
  Managed Bond Portfolio (15,105 shares; cost $161,338)....                      $162,341
  Government Securities Portfolio (7,663 shares;
    cost $79,604)..........................................                                $79,560
  Growth Portfolio (1,382 shares; cost $23,855)............                                          $ 29,646
  Aggressive Equity Portfolio (3,429 shares; cost $35,784).                                                    $ 36,954
  Growth LT Portfolio (19,581 shares; cost $291,691).......                                                               $323,014

Receivables:
  Due from Pacific Mutual Life Insurance Company...........     2,931       232        27                           256
  Fund shares redeemed.....................................                                     99        838                  403
                                                             --------  --------  --------  -------   --------  --------   --------
TOTAL ASSETS...............................................   135,939   145,662   162,368   79,659     30,484    37,210    323,417
                                                             --------  --------  --------  -------   --------  --------   --------
LIABILITIES
Payables:
  Due to Pacific Mutual Life Insurance Company.............                                     99        838                  403
  Fund shares purchased....................................     2,931       232        27                           256
                                                             --------  --------  --------  -------   --------  --------   --------
TOTAL LIABILITIES..........................................     2,931       232        27       99        838       256        403
                                                             --------  --------  --------  -------   --------  --------   --------

NET ASSETS.................................................  $133,008  $145,430  $162,341  $79,560   $ 29,646  $ 36,954   $323,014
                                                             ========  ========  ========  =======   ========  ========   ========

See Notes to Financial Statements.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF ASSETS & LIABILITIES (Continued)
DECEMBER 31, 1996
(In thousands)


                                                               Equity    Multi-              Bond and  Equity    Inter-    Emerging
                                                               Income   Strategy   Equity     Income   Index    national   Markets
                                                              Variable  Variable  Variable   Variable Variable  Variable   Variable
                                                               Account   Account   Account    Account  Account   Account   Account
                                                              --------  --------  --------   -------- --------  --------  ---------
ASSETS

Investments in Pacific Select Fund:
  Equity Income Portfolio (14,771 shares; cost $261,430)....  $302,012
  Multi-Strategy Portfolio (7,643 shares; cost $102,330)....            $112,734
  Equity Portfolio (5,199 shares; cost $99,216).............                      $109,526
  Bond and Income Portfolio (3,940 shares; cost $47,502)....                                 $47,481
  Equity Index Portfolio (12,066 shares; cost $216,952).....                                          $246,367
  International Portfolio (21,179 shares; cost $287,047)....                                                    $326,133
  Emerging Markets Portfolio (2,977 shares; cost $29,189)...                                                              $ 28,805

Receivables:
  Due from Pacific Mutual Life Insurance Company............       322         3                           583       287        90
  Fund shares redeemed......................................                           182       124
                                                              --------  --------  --------   -------  --------  --------  --------
TOTAL ASSETS................................................   302,334   112,737   109,708    47,605   246,950   326,420    28,895
                                                              --------  --------  --------   -------  --------  --------  --------

LIABILITIES
Payables:
  Due to Pacific Mutual Life Insurance Company..............                           182       124
  Fund shares purchased.....................................       322         3                           583       287        90
                                                              --------  --------  --------   -------  --------  --------  --------
TOTAL LIABILITIES...........................................       322         3       182       124       583       287        90
                                                              --------  --------  --------   -------  --------  --------  --------

NET ASSETS..................................................  $302,012  $112,734  $109,526   $47,481  $246,367  $326,133  $ 28,805
                                                              ========  ========  ========   =======  ========  ========  ========

See Notes to Financial Statements.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                        High
                                           Money       Yield       Managed   Government                Aggressive      Growth
                                           Market       Bond        Bond     Securities    Growth        Equity          LT
                                          Variable    Variable    Variable    Variable    Variable      Variable      Variable
                                           Account     Account     Account     Account     Account     Account (1)     Account
                                           -------     -------     -------     -------     -------     -----------     -------
INVESTMENT INCOME
      Dividends ......................... $  5,097    $  9,436    $  7,700    $  4,917    $  1,916       $     2      $  1,970
EXPENSES
      Mortality and expense risk fee ....    1,354       1,305       1,315         858         367           148         2,913
                                          --------    --------    --------    --------    --------       -------      --------
NET INVESTMENT INCOME (LOSS) ............    3,743       8,131       6,385       4,059       1,549          (146)         (943)
                                          --------    --------    --------    --------    --------       -------      --------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS
      Net realized gain (loss) from
       security transactions ............       22       1,367         (24)       (350)      1,671           (75)        9,057
      Net unrealized appreciation
       (depreciation) on investments ....      228       1,531      (1,269)     (1,956)      2,697         1,169        24,020
                                          --------    --------    --------    --------    --------       -------      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS ....................      250       2,898      (1,293)     (2,306)      4,368         1,094        33,077
                                          --------    --------    --------    --------    --------       -------      --------

NET INCREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ......... $  3,993    $ 11,029    $  5,092    $  1,753    $  5,917       $   948      $ 32,134
                                          ========    ========    ========    ========    ========       =======      ========


See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                           Equity      Multi-                 Bond and     Equity      Inter-       Emerging
                                           Income     Strategy     Equity      Income      Index      national      Markets
                                          Variable    Variable    Variable    Variable    Variable    Variable      Variable
                                           Account     Account     Account     Account     Account     Account     Account (1)
                                           -------     -------     -------     -------     -------     -------     -----------
INVESTMENT INCOME
      Dividends ......................... $ 10,790    $  5,822    $  3,246    $  2,393    $  5,391    $  6,000
EXPENSES
      Mortality and expense risk fee ....    2,621       1,023         892         426       1,794       2,677     $   120
                                          --------    --------    --------    --------    --------    --------     -------
NET INVESTMENT INCOME (LOSS) ............    8,169       4,799       2,354       1,967       3,597       3,323        (120)
                                          --------    --------    --------    --------    --------    --------     -------

REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS
      Net realized gain (loss) from
       security transactions ............    2,288          40       1,580        (139)      3,059       1,215          (9)
      Net unrealized appreciation
       (depreciation) on investments ....   26,576       4,673       9,264      (1,227)     22,009      36,279        (383)
                                          --------    --------    --------    --------    --------    --------     -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
      ON INVESTMENTS ....................   28,864       4,713      10,844      (1,366)     25,068      37,494        (392)
                                          --------    --------    --------    --------    --------    --------     -------

NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ......... $ 37,033    $  9,512    $ 13,198    $    601    $ 28,665    $ 40,817     $  (512)
                                          ========    ========    ========    ========    ========    ========     =======


See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)




                                                            High
                                            Money          Yield        Managed   Government           Aggressive     Growth
                                            Market          Bond          Bond    Securities   Growth    Equity         LT
                                           Variable       Variable      Variable   Variable   Variable  Variable     Variable
                                           Account        Account       Account    Account    Account   Account (1)  Account
                                          ----------     ---------     ---------  ---------  ---------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss) .........  $    3,743     $   8,131         6,385  $   4,059  $   1,549  $      (146) $   (943)
  Net realized gain (loss) from
   security transactions ...............          22         1,367           (24)      (350)     1,671          (75)    9,057
  Net unrealized appreciation
   (depreciation) on investments .......         228         1,531        (1,269)    (1,956)     2,697        1,169    24,020
                                          ----------     ---------     ---------  ---------  ---------  -----------  --------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ............       3,993        11,029         5,092      1,753      5,917          948    32,134
                                          ----------     ---------     ---------  ---------  ---------  -----------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
  POLICY TRANSACTIONS
  Transfer of net premiums .............     321,230        58,033        64,456     31,163        595       19,431   115,655
  Transfers--policy charges and
   deductions ..........................      (3,380)       (1,106)       (1,207)    (1,052)      (149)         (48)   (2,621)
  Transfers in (from other variable
   accounts) ...........................     225,700        73,979        49,626     23,966      8,511       21,702   151,434
  Transfers out (to other variable
   accounts) ...........................    (468,490)      (59,025)      (19,319)   (23,202)   (12,342)      (4,811) (108,767)
  Transfers--other .....................      (8,420)       (3,331)       (2,518)    (2,389)    (1,460)        (268)   (7,047)
                                          ----------     ---------     ---------  ---------  ---------  -----------  --------
NET INCREASE (DECREASE) IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS .....      66,640        68,550        91,038     28,486     (4,845)      36,006   148,654
                                          ----------     ---------     ---------  ---------  ---------  -----------  --------
NET INCREASE IN NET ASSETS .............      70,633        79,579        96,130     30,239      1,072       36,954   180,788

NET ASSETS
  Beginning of year ....................      62,375        65,851        66,211     49,321     28,574                142,226
                                          ----------     ---------     ---------  ---------  ---------  -----------  --------
  End of year ..........................  $  133,008     $ 145,430     $ 162,341  $  79,560  $  29,646  $    36,954  $323,014
                                          ==========     =========     =========  =========  =========  ===========  ========

See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)


                                             Equity        Multi-                  Bond and    Equity       Inter-    Emerging
                                             Income       Strategy       Equity     Income     Index       national   Markets
                                            Variable      Variable      Variable   Variable   Variable     Variable   Variable
                                            Account       Account       Account    Account    Account      Account    Account (1)
                                          ---------      --------      --------   --------   --------     --------    ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
  Net investment income (loss) ......     $   8,169      $  4,799      $  2,354   $  1,967   $  3,597     $  3,323    $    (120)
  Net realized gain (loss) from
   security transactions ............         2,288            40         1,580       (139)     3,059        1,215           (9)
  Net unrealized appreciation
   (depreciation) on investments ....        26,576         4,673         9,264     (1,227)    22,009       36,279         (383)
                                          ---------      --------      --------   --------   --------     --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS .........        37,033         9,512        13,198        601     28,665       40,817         (512)
                                          ---------      --------      --------   --------   --------     --------    ---------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
  Transfer of net premiums ..........       108,809        38,378        48,041     20,471    102,522      113,891       14,273
  Transfers--policy charges and
   deductions .......................        (1,752)       (1,122)         (747)      (320)    (1,086)      (1,735)         (85)
  Transfers in (from other variable
   accounts) ........................        86,018        25,490        55,281     20,444     92,870      109,050       17,112
  Transfers out (to other variable
   accounts) ........................       (52,423)      (12,149)      (33,491)   (11,225)   (45,695)     (49,335)      (1,836)
  Transfers--other ..................        (6,068)       (2,404)       (1,855)      (836)    (3,900)      (5,800)        (147)
                                          ---------      --------      --------   --------   --------     --------    ---------
NET INCREASE IN NET ASSETS
  DERIVED FROM POLICY TRANSACTIONS ..       134,584        48,193        67,229     28,534    144,711      166,071       29,317
                                          ---------      --------      --------   --------   --------     --------    ---------

NET INCREASE IN NET ASSETS ..........       171,617        57,705        80,427     29,135    173,376      206,888       28,805

NET ASSETS
  Beginning of year .................       130,395        55,029        29,099     18,346     72,991      119,245
                                          ---------      --------      --------   --------   --------     --------    ---------
  End of year .......................     $ 302,012      $112,734      $109,526   $ 47,481   $246,367     $326,133    $  28,805
                                          =========      ========      ========   ========   ========     ========    =========


See Notes to Financial Statements.

(1) Operations commenced on April 1, 1996.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)


                                                                             High
                                                              Money          Yield    Managed   Government             Growth
                                                              Market         Bond      Bond     Securities  Growth      LT
                                                              Variable     Variable   Variable  Variable    Variable  Variable
                                                              Account       Account   Account    Account    Account   Account
                                                              -------       -------   -------    -------    -------   -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss) .............................. $   2,498   $  2,801  $  2,199   $  1,297   $    (98) $   8,494
   Net realized gain (loss) from security transactions .......      (140)       487       (95)      (222)    (1,783)     6,574
   Net unrealized appreciation (depreciation) on investments .       (10)     2,449     4,750      3,263      7,708      6,191
                                                               ---------   --------  --------   --------   --------  ---------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS .................................     2,348      5,737     6,854      4,338      5,827     21,259
                                                               ---------   --------  --------   --------   --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums ..................................   261,308     22,854    20,349     18,216        688     45,013
   Transfers--policy charges and deductions * ................      (364)      (614)     (636)      (424)      (720)    (1,351)
   Transfers in (from other variable accounts) ...............    95,496     53,916    21,953     20,465     12,132    102,932
   Transfers out (to other variable accounts) ................  (337,675)   (29,696)   (8,318)    (6,494)   (15,335)   (59,032)
   Transfers--other * ........................................    (2,158)    (1,023)   (1,014)    (1,284)    (1,089)    (2,049)
                                                               ---------   --------  --------   --------   --------  ---------
NET INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS ..........................    16,607     45,437    32,334     30,479     (4,324)    85,513
                                                               ---------   --------  --------   --------   --------  ---------

NET INCREASE IN NET ASSETS                                        18,955     51,174    39,188     34,817      1,503    106,772

NET ASSETS
   Beginning of year .........................................    43,420     14,677    27,023     14,504     27,071     35,454
                                                               ---------   --------  --------   --------   --------  ---------
   End of year ............................................... $  62,375   $ 65,851  $ 66,211   $ 49,321   $ 28,574  $ 142,226
                                                               =========   ========  ========   ========   ========  =========

See Notes to Financial Statements.

* Prior year amounts have been reclassified to conform with current year presentation.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1995
(In thousands)

                                                                 Equity     Multi-              Bond and     Equity    Inter-
                                                                 Income    Strategy    Equity    Income      Index     national
                                                                Variable   Variable   Variable  Variable    Variable   Variable
                                                                Account    Account    Account    Account    Account    Account
                                                                -------    --------   -------    -------    -------    -------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss)............................    $     297   $    855  $   (100)  $    377   $    368  $   1,309
   Net realized gain (loss) from security transactions.....           27        (23)        1         (6)     1,229        309
   Net unrealized appreciation on investments..............       16,440      6,951     1,045      1,206      7,194      4,662
                                                               ---------   --------  --------   --------   --------  ---------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS...............................       16,764      7,783       946      1,577      8,791      6,280
                                                               ---------   --------  --------   --------   --------  ---------

INCREASE (DECREASE) IN NET ASSETS FROM
   POLICY TRANSACTIONS
   Transfer of net premiums................................       42,780     12,463    13,229      9,770     30,757     36,739
   Transfers--policy charges and deductions *..............       (1,088)      (490)     (169)       (76)      (516)    (1,302)
   Transfers in (from other variable accounts).............       53,482     15,539    17,251      8,647     37,983     64,987
   Transfers out (to other variable accounts)..............      (10,459)    (5,516)   (2,040)    (1,524)   (13,200)   (28,833)
   Transfers--other *......................................       (1,589)    (1,166)     (118)       (48)      (794)    (1,572)
                                                               ---------   --------  --------   --------   --------  ---------

NET INCREASE IN NET ASSETS
   DERIVED FROM POLICY TRANSACTIONS........................       83,126     20,830    28,153     16,769     54,230     70,019
                                                               ---------   --------  --------   --------   --------  ---------

NET INCREASE IN NET ASSETS.................................       99,890     28,613    29,099     18,346     63,021     76,299

NET ASSETS
   Beginning of year.......................................       30,505     26,416                           9,970     42,946
                                                               ---------   --------  --------   --------   --------  ---------
   End of year.............................................    $ 130,395   $ 55,029  $ 29,099   $ 18,346   $ 72,991  $ 119,245
                                                               =========   ========  ========   ========   ========  =========

See Notes to Financial Statements.

* Prior year amounts have been reclassified to conform with current year presentation.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

        The Pacific Select Variable Annuity Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and during 1996 was comprised of fourteen subaccounts called Variable Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account (not offered to new Contract Owners beginning January 1, 1994), the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, and the Emerging Markets Variable Account. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund"), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the portfolios of investments, are included elsewhere in this report and should be read in conjunction with the Separate Account's financial statements.

        The Separate Account has organized and registered with the Securities and Exchange Commission two new Variable Accounts, the Aggressive Equity Variable Account and the Emerging Markets Variable Account. Both Variable Accounts commenced operations on April 1, 1996.

        The Separate Account was established by Pacific Mutual Life Insurance Company ("Pacific Mutual") on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Mutual. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Mutual, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Mutual.

        The Separate Account held by Pacific Mutual represents funds from individual flexible premium variable accumulation deferred annuity contracts.

        The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     A. Valuation of Investments

        Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to their financial statements.

     B. Security Transactions

        Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

     C. Federal Income Taxes

        The operations of the Separate Account will be reported on the Federal income tax return of Pacific Mutual, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Mutual with respect to the operations of the Separate Account.

2. DIVIDENDS

        During 1996, the Fund has declared dividends for each portfolio except the Emerging Markets Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

        Pacific Mutual charges the Separate Account daily for mortality and expense risks assumed with respect to variable annuity contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the contracts, Pacific Mutual makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Mutual.

               PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Mutual, is the principal underwriter of variable annuity contracts funded by interests in the Separate Account, and is compensated by Pacific Mutual.

5. SELECTED ACCUMULATION UNIT** INFORMATION

   Selected accumulation unit information for the year ended December 31, 1996 were as follows:

                                                         High
                                            Money        Yield      Managed    Government               Aggressive   Growth
                                            Market       Bond         Bond     Securities    Growth       Equity       LT
                                           Variable     Variable    Variable    Variable    Variable     Variable   Variable
                                            Account     Account     Account     Account      Account      Account    Account
                                            -------     -------     -------     -------      -------      -------    -------
Commencement of Operations                  7/24/90     8/16/90     9/05/90     8/22/90      8/16/90       4/1/96    1/04/94

ACCUMULATION UNIT
 VALUE:

 Beginning                                  $ 11.84     $ 18.82     $ 16.11     $ 15.68      $ 19.95      $ 10.00    $ 15.11
                                            =======     =======     =======     =======      =======      =======    =======
 Ending                                     $ 12.29     $ 20.68     $ 16.58     $ 15.94      $ 24.36      $ 10.69    $ 17.59
                                            =======     =======     =======     =======      =======      =======    =======
Number of Units Outstanding at
 End of Year                             10,826,212   7,031,597   9,789,438   4,989,942    1,217,042    3,457,578 18,364,396

                                            Equity       Multi-                  Bond &      Equity       Inter-    Emerging
                                            Income      Strategy     Equity      Income       Index      National    Markets
                                           Variable     Variable    Variable    Variable    Variable     Variable   Variable
                                            Account     Account     Account     Account      Account      Account    Account
                                            -------     -------     -------     -------      -------      -------    -------
Commencement of Operations                  8/16/90     9/25/90     1/04/95     1/04/95      2/11/91      8/16/90     4/1/96
ACCUMULATION UNIT
 VALUE:

 Beginning                                  $ 18.32     $ 17.68     $ 12.24     $ 13.21      $ 17.62      $ 12.52    $ 10.00
                                            =======     =======     =======     =======      =======      =======    =======
 Ending                                     $ 21.61     $ 19.65     $ 15.47     $ 12.94      $ 21.29      $ 15.07    $  9.59
                                            =======     =======     =======     =======      =======      =======    =======
Number of Units Outstanding at
 End of Year                             13,975,807   5,736,463   7,078,169   3,669,755   11,570,124   21,638,113  3,004,491


-------------
 ** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)


6. CONTRACT OWNERS' COST OF INVESTMENT IN THE FUND SHARES
   The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk (M&E) charges. Total cost and market value of total Contract Owners' investments in the Fund as of December 31, 1996 were as follows (Amounts in thousands):

                                                                    High
                                                         Money     Yield    Managed   Government            Aggressive    Growth
                                                         Market     Bond      Bond    Securities   Growth     Equity        LT
                                                        Variable  Variable  Variable   Variable   Variable   Variable    Variable
                                                        Account   Account   Account    Account    Account   Account (1)   Account
                                                        --------  --------  --------  ----------  --------  -----------  ---------
Total cost of investments at beginning of year          $ 62,510  $ 63,907  $ 63,939    $47,409   $ 25,479                $134,923

Add:  Total proceeds from sales of units net of
        M&E charges                                      239,142    96,523    90,084     37,688      8,200   $ 37,622      200,078

      Reinvested distributions from the Fund:
       (a) Net investment income                           5,097     8,649     6,137      3,554        126          2        1,969
       (b) Net realized gain                                           787     1,563      1,363      1,790                       1
                                                        --------  --------  --------    -------   --------   --------     --------
             Sub-Total                                   306,749   169,866   161,723     90,014     35,595     37,624      336,971
Less:  Cost of investments disposed during the year      173,835    27,911       385     10,410     11,740      1,840       45,280
                                                        --------  --------  --------    -------   --------   --------     --------
Total cost of investments at end of year                 132,914   141,955   161,338     79,604     23,855     35,784      291,691

Add:  Unrealized appreciation (depreciation)                  94     3,475     1,003        (44)     5,791      1,170       31,323
                                                        --------  --------  --------    -------   --------   --------     --------
Total market value of investments at end of year        $133,008  $145,430  $162,341    $79,560   $ 29,646   $ 36,954     $323,014
                                                        ========  ========  ========    =======   ========   ========     ========
                                                                                                                         Emerging
                                                         Equity    Multi-               Bond &     Equity     Inter-     Markets
                                                         Income   Strategy   Equity     Income     Index     national    Variable
                                                        Variable  Variable  Variable   Variable   Variable   Variable    Account
                                                        Account   Account   Account    Account    Account    Account       (1)
                                                        --------  --------  --------  ----------  --------  ----------   --------
Total cost of investments at beginning of year          $116,389  $ 49,299  $ 28,054    $17,139   $ 65,584   $116,439

Add:  Total proceeds from sales of units net of
        M&E charges                                      147,491    48,364    77,918     32,108    157,900    179,200     $ 29,433

      Reinvested distributions from the Fund:
       (a) Net investment income                           2,752     2,423     1,856      2,262      2,961      6,000
       (b) Net realized gain                               8,038     3,399     1,390        131      2,430
                                                        --------  --------  --------    -------   --------   --------     --------
             Sub-Total                                   274,670   103,485   109,218     51,640    228,875    301,639       29,433
Less:  Cost of investments disposed during the year       13,240     1,155    10,002      4,138     11,923     14,592          244
                                                        --------  --------  --------    -------   --------   --------     --------
Total cost of investments at end of year                 261,430   102,330    99,216     47,502    216,952    287,047       29,189

Add:  Unrealized appreciation (depreciation)              40,582    10,404    10,310        (21)    29,415     39,086         (384)
                                                        --------  --------  --------    -------   --------   --------     --------
Total market value of investments at end of year        $302,012  $112,734  $109,526    $47,481   $246,367   $326,133     $ 28,805
                                                        ========  ========  ========    =======   ========   ========     ========

(1) Operations commenced on April 1, 1996.